Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
Lab equipment [Member]
Statement Line Items [Line Items]
Straight-line basis over useful life of assets at annual rates	33.00%
Lab equipment [Member] | Bottom Of Range [Member]
Statement Line Items [Line Items]
Straight-line basis over useful life of assets at annual rates	6.00%
Lab equipment [Member] | Top of range [member]
Statement Line Items [Line Items]
Straight-line basis over useful life of assets at annual rates	50.00%
Computers [Member]
Statement Line Items [Line Items]
Straight-line basis over useful life of assets at annual rates	33.00%
Computers [Member] | Bottom Of Range [Member]
Statement Line Items [Line Items]
Straight-line basis over useful life of assets at annual rates	33.00%
Computers [Member] | Top of range [member]
Statement Line Items [Line Items]
Straight-line basis over useful life of assets at annual rates	50.00%
Office furniture and equipment [Member]
Statement Line Items [Line Items]
Straight-line basis over useful life of assets at annual rates	25.00%
Office furniture and equipment [Member] | Bottom Of Range [Member]
Statement Line Items [Line Items]
Straight-line basis over useful life of assets at annual rates	20.00%
Office furniture and equipment [Member] | Top of range [member]
Statement Line Items [Line Items]
Straight-line basis over useful life of assets at annual rates	33.00%
Vehicles [Member]
Statement Line Items [Line Items]
Straight-line basis over useful life of assets at annual rates	55.00%
Leasehold improvements [Member]
Statement Line Items [Line Items]
Straight-line basis over useful life of assets at annual rates
straight-line basis over the useful life of the assets, description	see below